Form N-1A Supplement	Jul. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock ETF Trust
iShares U.S. Equity Factor Rotation Active ETF
(the “Fund”)
Supplement dated June 26, 2025 to the Summary Prospectus and Prospectus of the Fund, each dated November 27, 2024, as amended and supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The fourth paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The eligible universe of securities that are part of the model includes U.S. listed common stock of large- and mid‑capitalization companies. The proprietary model uses commonly-used equity style factors such as momentum, quality, value, size and minimum volatility and dynamically allocates the factors, and seeks to emphasize those factors with the strongest near-term return prospects. The model incorporates two potential sources of return: long-term return premium and short-term returns from timing the cyclical behavior of each individual factor. The model incorporates information about the current economic cycle as well as the valuations and recent trends for each factor to compare the relative attractiveness of each factor and seeks to guide the portfolio to tilt into favorable factors and away from unfavorable factors in pursuit of incremental returns. While the Fund is actively managed, the Fund generally allocates its investments to securities based on the Factor Rotation model. The model allows for a company to be included under more than one of the equity style factors rather than being solely assigned to a single style factor.

iShares U.S. Equity Factor Rotation Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock ETF Trust
iShares U.S. Equity Factor Rotation Active ETF
(the “Fund”)
Supplement dated June 26, 2025 to the Summary Prospectus and Prospectus of the Fund, each dated November 27, 2024, as amended and supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The fourth paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The eligible universe of securities that are part of the model includes U.S. listed common stock of large- and mid‑capitalization companies. The proprietary model uses commonly-used equity style factors such as momentum, quality, value, size and minimum volatility and dynamically allocates the factors, and seeks to emphasize those factors with the strongest near-term return prospects. The model incorporates two potential sources of return: long-term return premium and short-term returns from timing the cyclical behavior of each individual factor. The model incorporates information about the current economic cycle as well as the valuations and recent trends for each factor to compare the relative attractiveness of each factor and seeks to guide the portfolio to tilt into favorable factors and away from unfavorable factors in pursuit of incremental returns. While the Fund is actively managed, the Fund generally allocates its investments to securities based on the Factor Rotation model. The model allows for a company to be included under more than one of the equity style factors rather than being solely assigned to a single style factor.